Financial risk management - net debt (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net debt
Net asset / (debt) beginning balance	SFr 3,306,240	SFr 3,521,993
Cash flows	(1,662,000)	(544,089)
Effect of modification to lease terms		(23,940)
Disposal		10,178
Assets transferred to Neurosterix Pharma Sarl		242,416
Foreign exchange differences	(35,186)	99,682
Net asset / (debt) ending balance	1,609,054	3,306,240
Leases
Net debt
Net asset / (debt) beginning balance	(41,994)	(344,336)
Cash flows	7,306	73,688
Effect of modification to lease terms		(23,940)
Disposal		10,178
Assets transferred to Neurosterix Pharma Sarl		242,416
Net asset / (debt) ending balance	(34,688)	(41,994)
Cash and cash equivalents
Net debt
Net asset / (debt) beginning balance	3,341,738	3,865,481
Cash flows	(1,667,940)	(623,425)
Foreign exchange differences	(35,186)	99,682
Net asset / (debt) ending balance	1,638,612	3,341,738
Other financial assets
Net debt
Net asset / (debt) beginning balance	6,496	848
Cash flows	(1,366)	5,648
Net asset / (debt) ending balance	SFr 5,130	SFr 6,496